Consolidated Balance Sheets - USD ($)	Oct. 31, 2017	Oct. 31, 2016
Current assets:
Cash	$ 891,169	$ 1,879,064
Trade accounts receivable, net of allowance for doubtful accounts of $87,446 in 2017 and $74,266 in 2016	8,940,540	8,916,245
Other receivables	72,098	70,828
Inventories	16,781,449	15,023,966
Prepaid expenses	418,122	431,780
Total current assets	27,103,378	26,321,883
Property and equipment, net	12,210,692	13,399,158
Intangible assets, net	624,264	575,010
Other assets, net	200,846	369,737
Total assets	40,139,180	40,665,788
Current liabilities:
Current installments of long-term debt	250,726	294,214
Accounts payable and accrued expenses	2,590,252	2,636,420
Accrued compensation and payroll taxes	1,340,749	1,179,872
Income taxes payable	15,150	15,603
Total current liabilities	4,196,877	4,126,109
Note payable to bank	5,700,000	5,000,000
Long-term debt, excluding current installments	6,419,607	6,651,780
Other noncurrent liabilities	133,174	122,910
Total liabilities	16,449,658	15,900,799
Shareholders’ equity:
Preferred stock, no par value, authorized 1,000,000 shares; none issued and outstanding	0	0
Common stock, no par value, authorized 50,000,000 shares; issued and outstanding 7,315,605 shares in 2017 and 7,081,159 shares in 2016	11,762,021	11,080,595
Retained earnings	11,927,501	13,684,394
Total shareholders’ equity	23,689,522	24,764,989
Commitments and contingencies
Total liabilities and shareholders’ equity	$ 40,139,180	$ 40,665,788